Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2015
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information
16. Condensed Consolidating Financial Information
Our $1.05 billion aggregate principal amount of senior unsecured notes co-issued by Genesis Energy, L.P. and Genesis Energy Finance Corporation are fully and unconditionally guaranteed jointly and severally by all of Genesis Energy, L.P.’s current and future 100% owned domestic subsidiaries, except Genesis Free State Pipeline, LLC, Genesis NEJD Pipeline, LLC and certain other minor subsidiaries. Genesis NEJD Pipeline, LLC is 100% owned by Genesis Energy, L.P., the parent company. The remaining non-guarantor subsidiaries are owned by Genesis Crude Oil, L.P., a guarantor subsidiary. Genesis Energy Finance Corporation has no independent assets or operations. See Note 8 for additional information regarding our consolidated debt obligations.
During the second quarter of 2015, the Company took actions related to certain non-guarantor subsidiaries that resulted in these subsidiaries previously categorized as non-guarantor becoming wholly owned guarantor subsidiaries. The changes made to guarantor subsidiaries did not impact the Company's previously reported consolidated revenues, operating income or net income. The condensed consolidating balance sheet as of March 31, 2015 and December 31, 2014 and the condensed consolidating statements of operations and cash flows for the three months ended March 31, 2015 and 2014 have been retrospectively adjusted to reflect these updates to our guarantor subsidiaries.
The following is condensed consolidating financial information for Genesis Energy, L.P., the guarantor subsidiaries and the non-guarantor subsidiaries.

Unaudited Condensed Consolidating Balance Sheet
March 31, 2015

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$9	$—	$8,774	$2,355	$—	$11,138
Other current assets	1,465,246	—	285,832	46,972	(1,501,248)	296,802
Total current assets	1,465,255	—	294,606	49,327	(1,501,248)	307,940
Fixed assets, at cost	—	—	1,941,764	75,475	—	2,017,239
Less: Accumulated depreciation	—	—	(269,565)	(17,512)	—	(287,077)
Net fixed assets	—	—	1,672,199	57,963	—	1,730,162
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	27,140	—	269,385	145,184	(152,864)	288,845
Equity investees	—	—	620,147	—	—	620,147
Investments in subsidiaries	1,417,120	—	98,469	—	(1,515,589)	—
Total assets	$2,909,515	$—	$3,279,852	$252,474	$(3,169,701)	$3,272,140
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$17,635	$—	$1,823,745	$2,604	$(1,501,413)	$342,571
Senior secured credit facility	648,400	—	—	—	—	648,400
Senior unsecured notes	1,050,604	—	—	—	—	1,050,604
Deferred tax liabilities	—	—	19,363	—	—	19,363
Other liabilities	—	—	18,326	152,695	(152,695)	18,326
Total liabilities	1,716,639	—	1,861,434	155,299	(1,654,108)	2,079,264
Partners’ capital	1,192,876	—	1,418,418	97,175	(1,515,593)	1,192,876
Total liabilities and partners’ capital	$2,909,515	$—	$3,279,852	$252,474	$(3,169,701)	$3,272,140

Unaudited Condensed Consolidating Balance Sheet
December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$9	$—	$8,310	$1,143	$—	$9,462
Other current assets	1,378,573	—	333,385	46,215	(1,412,269)	345,904
Total current assets	1,378,582	—	341,695	47,358	(1,412,269)	355,366
Fixed assets, at cost	—	—	1,823,556	75,502	—	1,899,058
Less: Accumulated depreciation	—	—	(251,171)	(16,886)	—	(268,057)
Net fixed assets	—	—	1,572,385	58,616	—	1,631,001
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	28,421	—	269,252	146,700	(154,192)	290,181
Equity investees	—	—	628,780	—	—	628,780
Investments in subsidiaries	1,434,255	—	97,195	—	(1,531,450)	—
Total assets	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$11,016	$—	$1,761,856	$2,705	$(1,412,432)	$363,145
Senior secured credit facility	550,400	—	—	—	—	550,400
Senior unsecured notes	1,050,639	—	—	—	—	1,050,639
Deferred tax liabilities	—	—	18,754	—	—	18,754
Other liabilities	—	—	18,233	154,021	(154,021)	18,233
Total liabilities	1,612,055	—	1,798,843	156,726	(1,566,453)	2,001,171
Partners’ capital	1,229,203	—	1,435,510	95,948	(1,531,458)	1,229,203
Total liabilities and partners’ capital	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374

Unaudited Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2015

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$13,611	$6,247	$—	$19,858
Refinery services	—	—	45,319	2,112	(1,307)	46,124
Marine transportation	—	—	57,371	—	—	57,371
Supply and logistics	—	—	403,504	—	—	403,504
Total revenues	—	—	519,805	8,359	(1,307)	526,857
COSTS AND EXPENSES:
Supply and logistics costs	—	—	396,157	—	—	396,157
Marine transportation costs	—	—	31,594	—	—	31,594
Refinery services operating costs	—	—	26,219	2,119	(1,311)	27,027
Pipeline transportation operating costs	—	—	6,751	163	—	6,914
General and administrative	—	—	13,221	—	—	13,221
Depreciation and amortization	—	—	26,480	645	—	27,125
Total costs and expenses	—	—	500,422	2,927	(1,311)	502,038
OPERATING INCOME	—	—	19,383	5,432	4	24,819
Equity in earnings of subsidiaries	39,407	—	1,640	—	(41,047)	—
Equity in earnings of equity investees	—	—	15,519	—	—	15,519
Interest (expense) income, net	(19,192)	—	3,814	(3,837)	—	(19,215)
Income before income taxes	20,215	—	40,356	1,595	(41,043)	21,123
Income tax expense	—	—	(911)	3	—	(908)
NET INCOME	$20,215	$—	$39,445	$1,598	$(41,043)	$20,215

Unaudited Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$14,535	$6,385	$—	$20,920
Refinery services	—	—	51,730	6,074	(3,611)	54,193
Marine transportation	—	—	56,293	—	—	56,293
Supply and logistics	—	—	888,313	—	—	888,313
Total revenues	—	—	1,010,871	12,459	(3,611)	1,019,719
COSTS AND EXPENSES:
Supply and logistics costs	—	—	876,580	—	—	876,580
Marine transportation costs	—	—	35,774	—	—	35,774
Refinery services operating costs	—	—	31,591	5,846	(4,242)	33,195
Pipeline transportation operating costs	—	—	7,236	242	—	7,478
General and administrative	—	—	12,010	—	—	12,010
Depreciation and amortization	—	—	18,660	620	—	19,280
Total costs and expenses	—	—	981,851	6,708	(4,242)	984,317
OPERATING INCOME	—	—	29,020	5,751	631	35,402
Equity in earnings of subsidiaries	42,579	—	1,776	—	(44,355)	—
Equity in earnings of equity investees	—	—	7,818	—	—	7,818
Interest (expense) income, net	(12,804)	—	3,966	(3,966)	—	(12,804)
Income before income taxes	29,775	—	42,580	1,785	(43,724)	30,416
Income tax benefit (expense)	—	—	(587)	(54)	—	(641)
NET INCOME	$29,775	$—	$41,993	$1,731	$(43,724)	$29,775

Unaudited Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2015

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(52,471)	$—	$157,924	$2,530	$(45,518)	$62,465
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(111,504)	—	—	(111,504)
Cash distributions received from equity investees - return of investment	11,013	—	7,827	—	(11,013)	7,827
Investments in equity investees	—	—	(1,750)	—	—	(1,750)
Repayments on loan to non-guarantor subsidiary	—	—	1,329	—	(1,329)	—
Proceeds from asset sales	—	—	1,768	—	—	1,768
Other, net	—	—	29	—	—	29
Net cash provided by (used) in investing activities	11,013	—	(102,301)	—	(12,342)	(103,630)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	226,200	—	—	—	—	226,200
Repayments on senior secured credit facility	(128,200)	—	—	—	—	(128,200)
Distributions to partners/owners	(56,542)	—	(56,542)	—	56,542	(56,542)
Other, net	—	—	1,383	(1,318)	1,318	1,383
Net cash provided by (used in) financing activities	41,458	—	(55,159)	(1,318)	57,860	42,841
Net (decrease) increase in cash and cash equivalents	—	—	464	1,212	—	1,676
Cash and cash equivalents at beginning of period	9	—	8,310	1,143	—	9,462
Cash and cash equivalents at end of period	$9	$—	$8,774	$2,355	$—	$11,138

 Unaudited Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(27,470)	$—	$162,514	$1,265	$(30,221)	$106,088
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(104,254)	—	—	(104,254)
Cash distributions received from equity investees - return of investment	17,222	—	2,636	—	(17,222)	2,636
Investments in equity investees	—	—	(10,709)	—	—	(10,709)
Repayments on loan to non-guarantor subsidiary	—	—	1,201	—	(1,201)	—
Proceeds from asset sales	—	—	72	—	—	72
Other, net	—	—	(1,270)	—	—	(1,270)
Net cash used in investing activities	17,222	—	(112,324)	—	(18,423)	(113,525)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	249,900	—	—	—	—	249,900
Repayments on senior secured credit facility	(192,200)	—	—	—	—	(192,200)
Distributions to partners/owners	(47,453)	—	(47,453)	—	47,453	(47,453)
Other, net	—	—	—	(1,191)	1,191	—
Net cash provided by (used in) financing activities	10,247	—	(47,453)	(1,191)	48,644	10,247
Net (decrease) increase in cash and cash equivalents	(1)	—	2,737	74	—	2,810
Cash and cash equivalents at beginning of period	20	—	8,049	797	—	8,866
Cash and cash equivalents at end of period	$19	$—	$10,786	$871	$—	$11,676